Condensed Consolidated Statements of Financial Position (Unaudited) - EUR (€)		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash		€ 658,136	€ 1,522,006
Trade and other receivables		261,707	8,702
Inventory		15,842	8,399
Deposits and prepayments		70,690	19,656
Loan receivable		301,047	311,171
Current assets of discontinued operations			733,019
Total current assets		2,774,481	2,945,934
Non-current assets:
Property, plant and equipment, net		59,327	31,135
Goodwill		10,074,379	75,469
Intangible assets		15,280,978	780,863
Investment accounted for using the equity method			2,500,000
Non-current assets of discontinued operations			3,784,892
Total non-current assets		25,414,684	7,172,359
Total Assets		28,189,165	10,118,293
Current liabilities:
Trade and other payables		6,901,086	1,464,793
Contract liabilities and deferred revenue		309,078	92,558
Loan payable		6,320	6,297
Shareholder loans		2,487,792
Bank overdraft		128,076
Current liabilities of discontinued operations			2,654,711
Total current liabilities		9,832,352	4,218,359
Non-current liabilities:
Trade and other payables		4,788,639	763
Deferred tax liability		4,062,239
Loan payable		48,106	3,166
Director loan – related party		48,106
Warrant liabilities		25,469	51,364
Contingent consideration		118,000	120,000
Non-current liabilities of discontinued operations			1,829,490
Total non-current liabilities		9,121,471	2,081,337
Total liabilities		18,953,823	6,299,696
Shareholders’ Equity*:
Subscription receivable	[1]	(42,660)
Foreign exchange reserve	[1]	328,636	91,123
Capital reserves	[1]	20,202,133	14,181,733
Accumulated deficit	[1]	(11,592,784)	(10,372,176)
Brera Holdings shareholders’ equity	[1]	9,011,096	3,978,830
Non-controlling interest		224,246	(160,233)
Total Shareholders’ Equity	[2]	9,235,342	3,818,597
Total Liabilities and Shareholders’ Equity		28,189,165	10,118,293
Series A Preferred Shares
Shareholders’ Equity*:
Number of share, value	[1]	3,418	2,623
Series B Preferred Shares
Shareholders’ Equity*:
Number of share, value	[1]	177
Class A Ordinary Shares
Shareholders’ Equity*:
Number of share, value	[1]	29,260	29,047
Class B Ordinary Shares
Shareholders’ Equity*:
Number of share, value	[1]	82,916	46,480
Non-Related Party
Current assets:
Trade and other receivables		1,724,583	344,362
Current liabilities:
Trade and other payables		6,516,787	1,302,613
Related Party
Current assets:
Trade and other receivables		4,183	7,321
Loan receivable		4,183	7,321
Current liabilities:
Trade and other payables		384,299	162,180
Non-current liabilities:
Trade and other payables		4,788,639	763
Director loan – related party		€ 79,018	€ 76,554

[1]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.
[2]	On June 24, 2025, the Company effected a one-for-ten share split of its Class A and Class B Ordinary Shares. All share and per-share information presented in these interim financial statements has been retrospectively adjusted to reflect the impact of the share split for all periods presented. The number of authorized shares and par value per share remain unchanged following the split.